EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 03, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
(in thousands, except share data)	From August 29, 2020 through January 3, 2021
Basic and diluted earnings per share:
Numerator:
Net loss attributable to controlling interest	$(8,079)
Dividends related to participating share-based compensation awards	(110)
Net loss attributable to common stockholders	$(8,189)
Denominator:
Weighted average Class A Common Stock shares, basic and diluted	61,085,943
Basic and diluted earnings per share	$(0.13)
Anti-dilutive securities excluded from diluted earnings per share calculation:
Warrants	8,095,866
2020 LTIP RSUs	1,151,262
Initial grant RSUs	26,923
PSUs	140,076
Stock options	34,680
Total	9,448,807
Class V Common Stock not subject to earnings per share calculation	60,349,000
Net loss attributable to noncontrolling interest	$7,971